Document And Entity Information	Feb. 22, 2024
Document Information [Line Items]
Entity, Registrant Name	Olympic Steel, Inc.
Document, Type	8-K
Document, Period End Date	Feb. 22, 2024
Entity, Incorporation, State or Country Code	OH
Entity, File Number	000-23320
Entity, Tax Identification Number	34-1245650
Entity, Address, Address Line One	22901 Millcreek Boulevard
Entity, Address, Address Line Two	Suite 650
Entity, Address, City or Town	Highland Hills
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44122
City Area Code	216
Local Phone Number	292-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	ZEUS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000917470